CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (28,828,872)	$ (16,939,859)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	4,262	7,578
Amortization of patents and website	7,453,004	10,825,164
Provision for allowance for doubtful accounts	12,226	375,750
Deferred tax asset	12,437,741	(7,618,580)
Deferred tax liability	(1,044,998)	(660,455)
Impairment of intangible assets	11,958,882	5,793,409
Impairment of goodwill	4,336,307	0
Stock based compensation	1,817,344	2,490,175
Stock issued for services	136,000	1,245,834
Loss on debt extinguishment		1,416,915
Non-cash interest, discount, and financing costs	1,223,341	2,220,992
Change in fair value of Clouding earnout	(1,832,872)	(6,137,116)
Other non-cash adjustments	121,617	260,938
Changes in operating assets and liabilities
Accounts receivable	29,547	(295,608)
Prepaid expenses and other assets	(81,486)	(116,791)
Bonds posted with courts	1,748,311	(45,915)
Accounts payable and accrued expenses	682,253	4,216,331
Net cash provided by (used in) operating activities	10,172,607	(2,961,238)
Cash flows from investing activities:
Acquisition of patents	(3,681,358)
Purchase of property, equipment, and other intangible assets	(8,388)	(58,386)
Net cash used in investing activities	(3,689,746)	(58,386)
Cash flows from financing activities:
Repayment of notes payable	(5,379,103)
Payment on MdR Escrow TLI		(50,000)
Cash received upon issuance of notes payable (net of issuance costs)		19,600,000
Cash received upon issuance of common stock (net of issuance costs)	4,654,130
Cash received upon exercise of warrants	46,667	18,751
Repayment of convertible notes payable		(5,050,000)
Payments on note payable, net	(375,805)	(181,626)
Net cash provided (used in) by financing activities	(4,007,890)	508,838
Effect of exchange rate changes on cash	(31,808)	(16,632)
Net increase (decrease) in cash	2,443,163	(2,527,418)
Cash at beginning of period	2,555,151	5,082,569
Cash at end of period	4,998,314	2,555,151
Cash paid for:
Interest expense	1,917,304	1,982,140
Taxes paid	43,052	168,378
Loan fees		400,000
Cash invested in 3DNano	788,097
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued in conjunction with note payable		1,000,000
Warrant issued in conjunction with note payable		318,679
Revenue share liability incurred in conjunction with note payable		1,000,000
Common stock issued in conjunction with debt extinguishment		654,000
Includes officer loan	944,296
Conversion of AP to notes payable		705,093
Medtech And Orthophoenix
Cash flows from financing activities:
Repayment of notes payable	(2,953,779)	(4,318,287)
Orthophoenix, LLC
Cash flows from financing activities:
Repayment of notes payable		(5,500,000)
Sarif Biomedical, LLC
Cash flows from financing activities:
Repayment of notes payable		(276,250)
IP Liquidity
Cash flows from financing activities:
Repayment of notes payable		(1,109,375)
Dynamic Advances, LLC
Cash flows from financing activities:
Payment on MdR Escrow TLI		(2,624,375)
Orthophoenix, LLC
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Non-cash interest increase in debt assumed in an acquisition		$ 750,000
License | 3D Nano
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Note payable issuance in conjunction with the acquisition	100,000
GE | Patents
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Note payable issuance in conjunction with the acquisition	944,296
Seimens | Patents
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Note payable issuance in conjunction with the acquisition	$ 1,672,294